Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended	10 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Cash			$ 1,129,587	$ 1,446,482
Cash equivalents			0	0
Cash FDIC Insured Amount			250,000	250,000
Marketable securities held in trust			201,020,753	201,004,349
Offering costs			$ 21,881,745	21,881,745
Valuation allowance				$ (37,911)
Pre-Tax Book Loss (in percent)	21.00%	21.00%	21.00%	21.00%
Operating loss carryovers				$ 11,740
Unrecognized tax benefits accrued for interest and penalties			$ 0	0
Unrecognized tax benefits			$ 0	0
Federal And State Authority
Operating loss carryovers				$ 55,907